Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Trade And Other Payables
Trade account payables	$ 25,299	$ 16,886
Accruals and other payables	32,888	31,955
Deferred Revenue	12,260	10,642
Accrued Interest	2,395	2,546
Value added taxes and other taxes payable	10,645	10,113
Trade and other payables	$ 83,487	$ 72,142